Intangible Assets: Schedule of Intangible Assets and Goodwill (Tables)	12 Months Ended
Dec. 31, 2016
Tables/Schedules
Schedule of Intangible Assets and Goodwill

	Year Ended December 31,
	2016	2015

Provisional Patent Applications	$183,574	$137,927
Patents	59,701	39,252
Customer Contacts	262,009	262,009
Less: Accumulated Amortization	(278,833)	(271,544)

Net Intangible Assets	$226,450	$167,644